Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		4/1/2019
	Collection Period Ending Date		4/30/2019
	Collection Period		30
	Payment Date		5/15/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.190169	$85,576,155.35	$24,406,839.54	$61,169,315.81
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$400,576,155.35	$24,406,839.54	$376,169,315.81
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$408,076,155.35	$24,406,839.54	$383,669,315.81
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$85,576,155.35	$113,388.41
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$400,576,155.35	$649,282.16
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,643,674.16
(21)	Principal Collections		$15,508,377.46
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$8,566,602.16
(24)	Liquidation Proceeds		$158,200.10
(25)	Recoveries		$172,562.08
(26)	Investment Earnings		$—
(27)	Total Collections		$26,049,415.96
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$26,049,415.96
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$340,063.46	$340,063.46	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$113,388.41	$113,388.41	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$1,156,839.54	$1,156,839.54	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$653,230.80	$653,230.80	$—
			$26,049,415.96	$26,049,415.96
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$1,156,839.54
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$24,406,839.54
	4. POOL INFORMATION
(53)	Pool Balance		$383,669,316
(54)	Number of Receivables Outstanding		41,372
(55)	Weighted Average Contract Rate		4.72%
(56)	Weighted Average Maturity		32.21
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$43,326.16
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(43,326.16)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$173,550.65	59	$2,941.54
(74)	Recoveries for Collection Period		$172,562.08	126	$1,369.54
(75)	Net Losses/(Recoveries) for Collection Period		$988.57
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$7,471,501.94
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.49810%

		4/30/2019	3/31/2019	2/28/2019	1/31/2019
(79)	Pool Balance at end of collection period	$383,669,316	$408,076,155	$433,229,639	$456,567,827
(80)	Number of receivables outstanding	41,372	42,966	44,694	46,134

(81)	Average month end Pool Balance	$395,872,736	$420,652,897	$444,898,733	$469,399,703
(82)	Realized Losses for Collection Period	$173,551	$274,271	$366,114	$268,205
(83)	Recoveries for Collection Period	$172,562	$73,624	$72,863	$87,628
(84)	Net Losses/(Recoveries) for Collection Period	$989	$200,647	$293,252	$180,577
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.526%	0.782%	0.987%	0.686%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.003%	0.572%	0.791%	0.462%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.468%

		4/30/2019	3/31/2019	2/28/2019	1/31/2019
(88)	Receivables 31-59 Days Delinquent	$4,289,685.83	$3,260,773.13	$4,742,018.11	$5,323,136.93
(89)	$ As % of Ending Pool Balance	1.118%	0.799%	1.095%	1.166%
(90)	# of Receivables	394	309	416	468
(91)	# As % of Ending Pool # of Receivables	0.952%	0.719%	0.931%	1.014%
(92)	Receivables 60-89 Days Delinquent	$856,942.45	$999,446.43	$1,137,211.93	$946,021.45
(93)	$ As % of Ending Pool Balance	0.223%	0.245%	0.262%	0.207%
(94)	# of Receivables	83	99	120	107
(95)	# As % of Ending Pool # of Receivables	0.201%	0.230%	0.268%	0.232%
(96)	Receivables 90 - 119 Days Delinquent	$389,969.12	$382,187.91	$232,102.18	$498,946.86
(97)	$ As % of Ending Pool Balance	0.102%	0.094%	0.054%	0.109%
(98)	# of Receivables	46	43	34	47
(99)	# As % of Ending Pool # of Receivables	0.111%	0.100%	0.076%	0.102%
(100)	Receivables 120+ Days Delinquent	$218,446.92	$143,657.44	$299,398.29	$286,962.62
(101)	$ As % of Ending Pool Balance	0.057%	0.035%	0.069%	0.063%
(102)	# of Receivables	24	18	32	27
(103)	# As % of Ending Pool # of Receivables	0.058%	0.042%	0.072%	0.059%
(104)	Total Delinquencies	$5,755,044.32	$4,786,064.91	$6,410,730.51	$7,055,067.86
(105)	$ As % of Ending Pool Balance	1.500%	1.173%	1.480%	1.545%
(106)	# of Receivables	547	469	602	649
(107)	# As % of Ending Pool # of Receivables	1.322%	1.092%	1.347%	1.407%
(108)	Receivables 60+ Days Delinquent	$1,465,358.49	$1,525,291.78	$1,668,712.40	$1,731,930.93
(109)	$ As % of Ending Pool Balance	0.382%	0.374%	0.385%	0.379%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$372,995.07	$395,050.71	$287,776.81	$388,675.43
(112)	# of Receivables	32	43	25	40

Name: Kim Taylor
Title: Senior Vice President
May 10, 2019